UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

Capital Income Builder®
Investment portfolio

July 31, 2006

unaudited

Common stocks — 68.08%	Shares	Market value (000)

FINANCIALS — 19.45%
Citigroup Inc.	12,970,000	$626,581
Société Générale	4,189,400	624,864
Bank of America Corp.	11,289,460	581,746
HSBC Holdings PLC (Hong Kong)	16,100,097	290,303
HSBC Holdings PLC (United Kingdom)	14,158,402	256,809
Fannie Mae	10,900,000	522,219
BNP Paribas	5,320,270	517,702
Washington Mutual, Inc.	11,300,000	505,110
Banco Santander Central Hispano, SA	32,432,614	491,199
ING Groep NV	9,366,216	380,110
National City Corp.	9,674,800	348,293
Freddie Mac	5,900,000	341,374
Danske Bank A/S	7,641,000	293,009
iStar Financial, Inc.[1]	7,065,500	280,924
J.P. Morgan Chase & Co.	6,125,000	279,423
Westpac Banking Corp.	15,285,252	257,419
Lloyds TSB Group PLC	25,235,000	254,079
Cathay Financial Holding Co., Ltd.	106,506,000	228,001
Bank of Nova Scotia	5,647,200	227,376
Fortis	6,345,000	225,656
Wells Fargo & Co.	3,035,000	219,552
AXA	6,233,333	214,919
Sun Hung Kai Properties Ltd.	19,622,000	206,324
Banco Itaú Holding Financeira SA, preferred nominative	6,410,000	196,221
St. George Bank Ltd.	8,779,601	192,550
Regions Financial Corp.	5,250,000	190,522
Archstone-Smith Trust	3,513,000	184,327
Irish Life & Permanent PLC	7,713,949	177,805
Equity Residential	3,750,500	174,436
UniCredito Italiano SpA	22,480,000	172,959
Royal Bank of Canada	4,180,000	170,075
Hongkong Land Holdings Ltd.	42,613,000	166,191
UBS AG	3,016,620	164,131
DnB NOR ASA	12,870,000	163,083
Hang Lung Properties Ltd.	71,649,100	141,456
Developers Diversified Realty Corp.	2,670,000	140,923
AMB Property Corp.	2,675,000	140,250
Arthur J. Gallagher & Co.[1]	5,069,200	137,730
Swire Pacific Ltd., Class A	12,950,000	134,502
Commerzbank U.S. Finance, Inc.	3,750,000	131,403
Westfield Group	9,026,447	127,139
CapitaMall Trust Management Ltd.[1]	82,446,470	115,953
CapitaMall Trust Management Ltd., units[1]	7,000,000	9,845
Chinatrust Financial Holding Co., Ltd.	147,462,285	114,997
Banco Bilbao Vizcaya Argentaria, SA	5,000,000	106,246
Weingarten Realty Investors	2,634,750	105,285
Health Care Property Investors, Inc.	3,670,000	100,631
Marsh & McLennan Companies, Inc.	3,600,000	97,308
ProLogis	1,750,000	96,863
Credit Suisse Group	1,666,000	93,353
Ascendas Real Estate Investment Trust[1]	72,142,600	88,664
United Overseas Bank Ltd.	7,465,000	73,775
CapitaCommercial Trust Management Ltd.[1]	58,257,000	69,753
KeyCorp	1,860,000	68,634
Bank of New York Co., Inc.	2,040,000	68,564
Wharf (Holdings) Ltd.	18,420,000	68,394
Wing Lung Bank Ltd.	7,716,600	68,328
Suntec Real Estate Investment Trust[1]	84,044,000	66,554
ABN AMRO Holding NV	2,350,000	65,031
United Bankshares, Inc.	1,775,000	63,243
Kimco Realty Corp.	1,500,000	58,860
KBC Groupe SA	525,000	57,187
FirstMerit Corp.	2,444,493	53,583
GuangZhou R&F Properties Co., Ltd., Class H	10,571,000	50,611
Fidelity National Financial, Inc.	1,300,000	49,855
St. Paul Travelers Companies, Inc.	1,075,000	49,235
Macquarie International Infrastructure Fund Ltd.[1]	83,170,000	47,684
SunTrust Banks, Inc.	550,000	43,379
Comerica Inc.	700,000	40,985
XL Capital Ltd., Class A	642,800	40,946
Fortune Real Estate Investment Trust, units[1]	36,512,500	28,430
Fortune Real Estate Investment Trust[1]	15,750,000	12,264
Hospitality Properties Trust	930,000	40,520
Mercantile Bankshares Corp.	975,000	34,671
Lincoln National Corp.	541,500	30,692
Mapletree Logistics Trust[1]	52,731,000	29,731
Mercury General Corp.	400,000	22,072
AmSouth Bancorporation	750,000	21,495
Public Financial Holdings Ltd.	26,009,000	19,683
Shanghai Forte Land Co., Ltd., Class H	57,180,000	18,839
Allco Commercial REIT[1,2]	32,100,000	17,489
Colonial Properties Trust	244,200	11,705
		13,400,032

UTILITIES — 10.28%
E.ON AG	10,129,700	1,220,864
Exelon Corp.	13,485,000	780,781
National Grid PLC	61,137,551	696,079
Veolia Environnement	12,246,100	664,940
Gas Natural SDG, SA	10,120,000	326,570
PPL Corp.	8,650,000	294,273
FirstEnergy Corp.	5,010,500	280,588
Electricité de France SA	5,381,000	277,129
Dominion Resources, Inc.	3,019,490	236,970
Scottish Power PLC	18,813,396	212,618
Southern Co.	6,000,000	202,680
Hongkong Electric Holdings Ltd.	35,750,000	170,240
Public Service Enterprise Group Inc.	2,386,300	160,908
Edison International	3,000,000	124,140
Xcel Energy Inc.	6,016,000	120,561
DTE Energy Co.	2,750,000	116,380
Cheung Kong Infrastructure Holdings Ltd.	36,022,000	111,962
Ameren Corp.	2,076,020	106,915
SP AusNet[1]	107,253,698	105,912
Northeast Utilities	4,645,000	104,048
Energy East Corp.	3,880,000	94,400
FPL Group, Inc.	2,000,000	86,280
Duke Energy Corp.	2,677,640	81,186
Consolidated Edison, Inc.	1,650,000	77,335
Equitable Resources, Inc.	1,780,000	64,098
Entergy Corp.	752,500	58,018
KeySpan Corp.	1,390,000	55,975
Scottish and Southern Energy PLC	2,400,000	54,247
Progress Energy, Inc.	1,200,000	52,260
NiSource Inc.	2,289,307	52,082
Pinnacle West Capital Corp.	738,200	31,750
American Electric Power Co., Inc.	684,600	24,728
United Utilities PLC	1,666,666	20,548
Hong Kong and China Gas Co. Ltd.	7,800,000	17,648
		7,085,113

TELECOMMUNICATION SERVICES — 7.44%
BellSouth Corp.	28,303,000	1,108,629
AT&T Inc.	35,419,452	1,062,229
Koninklijke KPN NV	58,237,900	661,147
Verizon Communications Inc.	15,055,708	509,184
Chunghwa Telecom Co., Ltd. (ADR)	14,767,600	274,234
Chunghwa Telecom Co., Ltd.	78,348,000	144,481
Embarq Corp.[2]	6,100,000	276,025
BT Group PLC	50,600,000	224,723
France Télécom, SA	8,800,000	184,297
Telekomunikacja Polska SA	25,136,350	172,786
Telecom Corp. of New Zealand Ltd.	39,363,919	98,965
KT Corp. (ADR)	4,500,000	97,065
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	118,300,000	97,010
Belgacom SA	2,030,800	68,542
Advanced Info Service PCL	27,980,000	65,053
Vodafone Group PLC	17,500,000	38,002
Vodafone Group PLC, Class B2,3	20,000,000	5,604
Far EasTone Telecommunications Co., Ltd.	32,178,000	35,771
		5,123,747

CONSUMER STAPLES — 6.05%
Altria Group, Inc.	13,275,500	1,061,642
UST Inc.[1]	8,178,000	413,398
Nestlé SA	1,150,000	376,869
H.J. Heinz Co.	8,145,000	341,846
Reynolds American Inc.	2,690,000	341,038
Diageo PLC	13,720,000	241,169
Gallaher Group PLC	11,980,292	199,510
Foster’s Group Ltd.	47,374,500	195,107
Imperial Tobacco Group PLC	5,790,000	189,275
ConAgra Foods, Inc.	8,052,300	173,124
Kellogg Co.	3,490,000	168,113
Sara Lee Corp.	7,200,000	121,680
Coca-Cola Co.	2,625,000	116,813
Unilever NV	3,280,800	77,968
Altadis, SA	1,133,250	53,617
Unilever PLC	2,025,000	47,889
Lion Nathan Ltd.	4,431,066	26,695
Wolverhampton & Dudley Breweries, PLC	1,066,255	25,833
		4,171,586

INDUSTRIALS — 5.11%
General Electric Co.	18,300,000	598,227
Siemens AG	3,525,000	284,085
Macquarie Airports[1]	107,363,105	253,134
Macquarie Infrastructure Group	96,546,215	201,025
BRISA-Auto-Estradas de Portugal, SA	19,715,513	200,658
GS Engineering & Construction Co. Ltd.[1]	2,550,000	170,944
Singapore Technologies Engineering Ltd.	80,098,000	143,603
SembCorp Marine Ltd.	67,499,000	142,823
Koninklijke BAM Groep NV	6,100,695	124,260
Abertis Infraestructuras SA, Class A	5,262,100	123,911
Emerson Electric Co.	1,470,000	116,012
Sandvik AB	10,875,000	113,068
Geberit AG	88,850	99,356
Stagecoach Group PLC	46,814,168	98,161
Uponor Oyj	3,480,000	94,878
Waste Management, Inc.	2,600,000	89,388
Hubbell Inc.	1,792,800	84,262
Leighton Holdings Ltd.	5,347,000	78,875
Transport International Holdings Ltd.	15,914,000	78,035
ComfortDelGro Corp. Ltd.	67,824,451	67,029
Singapore Post Private Ltd.	86,013,000	58,850
Spirax-Sarco Engineering PLC	3,336,391	54,471
SMRT Corp. Ltd.	73,763,000	50,468
Sydney Roads Group, units[1,2]	32,182,071	25,374
Sydney Roads Group[1,2]	28,500,000	22,471
Qantas Airways Ltd.	15,052,744	35,145
Transurban Group	6,256,552	33,909
Seco Tools AB, Class B	2,525,000	32,203
Fong’s Industries Co. Ltd.[1]	36,590,000	22,934
Hong Kong Aircraft Engineering Co. Ltd.	1,232,400	14,426
Macquarie Infrastructure Company Trust	339,100	8,698
		3,520,683

ENERGY — 4.95%
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	483,422
Royal Dutch Shell PLC, Class B	6,997,187	257,624
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	137,840
Royal Dutch Shell PLC, Class A	1,840,000	65,016
Husky Energy Inc.	8,065,000	547,932
Chevron Corp.	5,315,000	349,621
Norsk Hydro ASA	11,470,000	326,090
ConocoPhillips	4,176,000	286,641
SBM Offshore NV1	8,335,188	229,698
Repsol YPF, SA	6,856,000	192,612
ENI SpA	6,000,000	183,965
Marathon Oil Corp.	1,250,000	113,300
Enbridge Inc.	3,531,116	112,960
TOTAL SA	694,000	47,192
TOTAL SA (ADR)	600,000	40,938
Kinder Morgan, Inc.	391,100	39,892
		3,414,743

CONSUMER DISCRETIONARY — 3.74%
Greek Organization of Football Prognostics SA	9,062,040	328,882
Renault SA	2,936,000	320,750
General Motors Corp.	6,550,000	211,107
DSG International PLC	54,809,561	204,257
Mediaset SpA	15,450,000	175,199
Kingfisher PLC	37,845,000	172,848
Kesa Electricals PLC	21,750,000	125,544
Shangri-La Asia Ltd.	60,472,000	124,370
Esprit Holdings Ltd.	16,129,500	122,685
Harrah’s Entertainment, Inc.	1,675,000	100,684
Macquarie Communications Infrastructure Group	19,670,312	91,249
Clear Channel Communications, Inc.	2,631,700	76,188
Greene King PLC	3,927,110	60,851
Publishing & Broadcasting Ltd.	4,377,649	57,304
Hyundai Motor Co., nonvoting preferred, Series 2	1,130,000	54,328
SanomaWSOY Oyj, Class B	2,250,000	53,816
Schibsted ASA	1,907,400	51,748
British Sky Broadcasting Group PLC	4,665,000	48,843
Intercontinental Hotels Group PLC	2,874,292	46,524
Ekornes ASA	1,830,425	35,089
Fisher & Paykel Appliances Holdings Ltd.	10,600,000	30,568
Hilton Group PLC	4,200,000	30,304
ServiceMaster Co.	1,764,500	18,157
Gestevisión Telecinco SA	650,000	15,804
KangwonLand Inc.	875,000	15,443
Rank Group PLC	1,321,181	4,825
		2,577,367

HEALTH CARE — 3.07%
Merck & Co., Inc.	15,319,600	616,920
Bristol-Myers Squibb Co.	18,713,200	448,556
Abbott Laboratories	7,348,700	351,047
Pfizer Inc	9,742,600	253,210
AstraZeneca PLC (ADR) (United Kingdom)	2,445,000	149,218
Sonic Healthcare Ltd.	11,028,897	106,630
Cochlear Ltd.	2,480,600	100,794
Fisher & Paykel Healthcare Corp. Ltd.[1]	33,061,000	87,804
		2,114,179

MATERIALS — 2.44%
POSCO	825,000	201,346
Dow Chemical Co.	4,250,000	146,965
UPM-Kymmene Corp.	6,600,000	146,314
Gujarat Ambuja Cements Ltd.	56,000,000	125,877
Fletcher Building Ltd.	21,176,596	113,787
Taiwan Fertilizer Co., Ltd.[1]	63,700,000	102,274
Norske Skogindustrier ASA	6,582,142	101,317
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	83,617
Lyondell Chemical Co.	3,600,000	80,172
Worthington Industries, Inc.	3,639,800	74,325
Packaging Corp. of America	3,240,000	74,293
Stora Enso Oyj, Class R	5,000,000	73,874
RPM International, Inc.	3,325,000	62,311
PaperlinX Ltd.[1]	22,547,000	59,373
AngloGold Ashanti Ltd.	987,000	47,311
LG Petrochemical Co., Ltd.	1,843,750	37,852
Compass Minerals International, Inc.	1,278,000	34,135
Boral Ltd.	5,864,235	33,803
Siam City Cement PCL	4,028,300	22,988
Temple-Inland Inc.	472,860	20,115
Hung Hing Printing Group Ltd.	29,024,000	17,855
M-real Oyj, Class B	2,658,300	12,017
Cía. Vale do Rio Doce, ordinary nominative (ADR)	333,900	7,747
		1,679,668

INFORMATION TECHNOLOGY — 1.11%
Microsoft Corp.	18,185,000	436,986
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,267,593	106,360
Taiwan Semiconductor Manufacturing Co. Ltd.	24,415,649	40,918
Delta Electronics, Inc.	48,287,501	130,395
Rotork PLC	2,400,000	29,634
Electrocomponents PLC	5,192,100	22,865
		767,158

MISCELLANEOUS — 4.44%
Other common stocks in initial period of acquisition		3,058,058

Total common stocks (cost: $36,170,640,000)		46,912,334

Preferred stocks — 0.24%

FINANCIALS — 0.24%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[4]	26,425,000	25,769
BNP Paribas 5.186% noncumulative[4,5]	27,700,000	25,648
Wachovia Capital Trust III 5.80%[4]	25,000,000	24,619
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[4,5]	25,000,000	23,844
Public Storage, Inc., Series F, 6.45% preferred	1,000,000	23,000
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	14,520,000	13,578
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[1]	400,000	10,004
ING Capital Funding Trust III 8.439% noncumulative preferred[4]	8,495,000	9,362
Barclays Bank PLC 8.55%[4,5]	4,080,000	4,540
Deutsche Bank Capital Funding Trust I, 7.872%[4,5]	3,950,000	4,156
		164,520

INDUSTRIALS — 0.00%
General Electric Co. 4.50% PINES 2035	66,900	1,520

Total preferred stocks (cost: $169,365,000)		166,040

	Shares or	Market value
Convertible securities — 0.50%	principal amount	(000)

FINANCIALS — 0.16%
Fannie Mae 5.375% convertible preferred	965	$89,692
Chubb Corp. 7.00% convertible preferred 2006	600,000 units	21,132
		110,824

UTILITIES — 0.12%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	85,050

HEALTH CARE — 0.08%
Schering-Plough Corp. 6.00% convertible preferred 2007	1,000,000	53,060

MATERIALS — 0.06%
Freeport-McMoRan Copper & Gold Inc., 5.50% convertible preferred	32,900	41,008

CONSUMER STAPLES — 0.04%
Albertson’s, Inc. 7.25% convertible preferred 2007	1,200,000 units	29,988

CONSUMER DISCRETIONARY — 0.04%
General Motors Corp., Series B, 5.25% convertible debentures 2032	$17,500,000	13,755
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	473,600	13,545
		27,300

Total convertible securities (cost: $327,259,000)		347,230

Bonds & notes — 20.58%	Principal amount (000)

MORTGAGE-BACKED OBLIGATIONS[6]— 6.42%
Fannie Mae 4.89% 2012	$25,000	24,200
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	20,000	19,909
Fannie Mae 4.00% 2015	64,982	61,433
Fannie Mae 11.00% 2015	641	718
Fannie Mae 7.00% 2016	113	115
Fannie Mae 11.00% 2016	342	385
Fannie Mae 5.00% 2017	226	220
Fannie Mae 5.00% 2018	37,505	36,585
Fannie Mae 5.00% 2018	2,384	2,326
Fannie Mae 11.00% 2018	661	749
Fannie Mae 5.50% 2019	31,537	31,264
Fannie Mae 11.00% 2020	283	311
Fannie Mae 6.00% 2021	20,443	20,617
Fannie Mae 10.50% 2022	553	609
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	480	495
Fannie Mae 7.50% 2029	99	103
Fannie Mae 7.00% 2030	367	378
Fannie Mae 7.00% 2031	322	330
Fannie Mae 7.50% 2031	337	349
Fannie Mae 7.50% 2031	66	68
Fannie Mae 7.00% 2032	463	476
Fannie Mae 3.753% 2033[4]	14,318	13,982
Fannie Mae 4.06% 2033[4]	2,832	2,780
Fannie Mae 4.179% 2033[4]	3,151	3,103
Fannie Mae 6.00% 2033	296	295
Fannie Mae 5.50% 2034	23,236	22,632
Fannie Mae 5.50% 2034	22,038	21,486
Fannie Mae 5.50% 2034	11,674	11,371
Fannie Mae 6.00% 2034	53,601	53,426
Fannie Mae 6.00% 2034	39,531	39,376
Fannie Mae 6.00% 2034	8,546	8,512
Fannie Mae 6.00% 2034	6,320	6,295
Fannie Mae 6.00% 2034	3,912	3,897
Fannie Mae 6.00% 2034	3,181	3,168
Fannie Mae 6.00% 2034	3,011	2,999
Fannie Mae 6.00% 2034	2,979	2,968
Fannie Mae 6.00% 2034	2,883	2,874
Fannie Mae 6.00% 2034	2,727	2,716
Fannie Mae 6.00% 2034	2,353	2,344
Fannie Mae 6.00% 2034	2,238	2,229
Fannie Mae 6.00% 2034	2,197	2,189
Fannie Mae 6.00% 2034	2,080	2,072
Fannie Mae 6.00% 2034	1,966	1,958
Fannie Mae 6.00% 2034	1,033	1,029
Fannie Mae 6.00% 2034	775	772
Fannie Mae 6.00% 2034	159	159
Fannie Mae 6.00% 2034	69	69
Fannie Mae 4.50% 2035[4]	10,721	10,468
Fannie Mae 5.00% 2035	13,518	12,794
Fannie Mae 5.00% 2035	5,893	5,578
Fannie Mae 5.50% 2035	53,537	52,146
Fannie Mae 5.50% 2035	15,410	15,000
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	14,667
Fannie Mae 6.00% 2035	105,452	105,040
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	11,420	8,214
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,942	2,194
Fannie Mae 5.50% 2036	16,325	15,856
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	75,083	75,458
Fannie Mae 6.00% 2036	63,311	63,113
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	58,878	59,416
Fannie Mae 6.00% 2036	6,000	5,962
Fannie Mae 6.50% 2036	17,550	17,758
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	15,239	10,593
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	578	594
Freddie Mac 4.00% 2015	75,990	71,024
Freddie Mac 6.00% 2017	541	546
Freddie Mac 4.50% 2018	6,504	6,219
Freddie Mac 5.00% 2018	12,982	12,655
Freddie Mac 6.00% 2021	44,330	44,657
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	7,016	5,299
Freddie Mac 6.50% 2032	5,638	5,725
Freddie Mac 7.50% 2032	2,624	2,723
Freddie Mac 4.647% 2035[4]	26,832	26,153
Freddie Mac 4.789% 2035[4]	28,787	28,155
Freddie Mac, Series 3061, Class PN, 5.50% 2035	28,561	28,274
Freddie Mac 6.00% 2036	105,895	105,296
Freddie Mac, Series 3156, Class NG, 6.00% 2036	70,310	71,072
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	26,883	19,276
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	16,288	11,859
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	8,068	7,800
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	7,863	7,817
Countrywide Alternative Loan Trust, Series 2005-J11, Class PO-A, principal only, 0% 2035	201	123
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.143% 2035[4]	49,201	49,201
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	74,327	73,810
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	37,993	37,363
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	30,845	30,208
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	16,912	16,702
Countrywide Alternative Loan Trust, Series 2005-30CB, Class 2-A-1, 5.50% 2035	14,569	14,037
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	9,024	8,714
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	8,207	8,148
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	3,000	2,985
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	6,248	6,089
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	36,825	36,447
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	26,241	26,253
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,587	2,549
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	15,718	15,465
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	24,755	24,614
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	23,292	23,115
Government National Mortgage Assn. 6.50% 2034	542	552
Government National Mortgage Assn. 4.00% 2035[4]	25,641	25,079
Government National Mortgage Assn. 4.00% 2035[4]	8,175	7,973
Government National Mortgage Assn. 4.00% 2035[4]	7,936	7,739
Government National Mortgage Assn. 5.00% 2035	17,504	16,665
Government National Mortgage Assn. 6.50% 2035	311	317
Government National Mortgage Assn. 5.50% 2036	14,805	14,453
Government National Mortgage Assn. 6.00% 2036	270,000	269,608
CS First Boston Mortgage Securities Corp., Series 2006-4, Class C-P, principal only, 0% 2021	538	374
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	2,876	2,893
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,451	1,451
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,657	1,662
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	4,308	4,362
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.62% 2034[4]	9,003	8,820
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.666% 2034[4]	9,111	8,974
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.688% 2034[4]	21,122	20,874
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	8,532	8,585
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,898
CS First Boston Mortgage Securities Corp., Series 2005-8, Class A-P, principal only, 0% 2035	1,052	725
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	7,609	7,554
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	48,000	49,273
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[5]	1,435	1,567
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036	65,313	43,627
CS First Boston Mortgage Securities Corp., Series 2006-2, Class A-P, principal only, 0% 2036	798	501
CS First Boston Mortgage Securities Corp., Series 2006-4, Class D-P, principal only, 0% 2036	660	408
CS First Boston Mortgage Securities Corp., Series 2006-1, Class A-P, principal only, 0% 2036	510	315
CS First Boston Mortgage Securities Corp., Series 2006-3, Class A-P, principal only, 0% 2036	76	50
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	5,052	4,921
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	10,000	9,935
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	44,320	43,995
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	22,840	21,933
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,484
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	10,426	10,162
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039	18,000	17,904
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	37,500	36,489
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,741
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.03% 2035[4]	13,314	13,264
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.988% 2036[4]	77,517	77,323
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.995% 2036[4]	36,150	36,060
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	75,527	75,291
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	13,832	13,332
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	40,983	39,501
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	61,440	60,732
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	16,079	15,871
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,465	1,416
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	15,153	14,874
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	13,016	12,942
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,880
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	11,158	10,996
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	6,414	6,406
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.845% 2033[4]	9,514	9,396
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.053% 2034[4]	7,003	6,722
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.75% 2034[4]	5,017	4,934
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.143% 2034[4]	4,572	4,531
CHL Mortgage Pass-Through Trust, Series 2005-J4, Class PO, principal only, 0% 2035	354	220
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	13,236	12,910
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.707% 2035[4]	69,205	68,331
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.694% 2034[4]	26,678	25,720
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	6,738	6,640
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	26,130	26,029
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.098% 2036[4]	40,872	40,934
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	4,606	4,635
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	54,806	53,174
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,078
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.984% 2033[4]	5,211	5,092
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.374% 2034[4]	7,388	7,229
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.978% 2034[4]	10,080	9,885
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.132% 2034[4]	12,987	12,805
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	50,000	48,227
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.884% 2036[4]	76,845	76,197
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	15,875
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	10,208	10,368
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	25,000	25,797
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-2, 6.70% 2034	4,614	4,815
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	15,648	15,076
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	13,342	13,239
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	36,551	36,155
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	17,147	17,215
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[5]	32,500	32,115
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[5]	33,000	32,944
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	10,537	10,461
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[4]	4,944	4,844
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[4]	4,389	4,299
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.339% 2033[4]	3,800	3,731
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.57% 2034[4]	5,104	4,987
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.645% 2045[4]	32,633	32,751
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	40,928	39,863
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	20,000	19,770
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[5]	26,000	25,203
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[5]	13,620	13,305
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	20,000	19,729
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.645% 2035[4]	36,572	36,634
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	14,529	14,424
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,666	1,672
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.221% 2036[4]	47,309	47,634
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.84% 2035[4]	47,189	46,896
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.09% 2035[4,5]	2,000	2,099
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	17,602	16,943
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,036
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	7,579	7,661
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,076
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,579
Residential Asset Securitization Trust, Series 2005-A13, Class PO, principal only, 0% 2035	557	332
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	38,508	37,947
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	4,133	4,110
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	9,007	9,018
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	22,165	22,322
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	2,124	2,106
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	5,000	4,900
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043	3,423	3,384
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.178% 2035[4]	40,508	39,747
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[5]	22,000	21,778
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[5]	17,320	17,211
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	990	986
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,091	2,060
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	9,407	9,175
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	4,768	4,594
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	10,071	9,974
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	10,725	10,749
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[5]	35,315	34,448
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,570
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[4]	28,006	27,521
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[5]	7,750	8,266
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[5]	13,900	15,149
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[4,5]	1,960	1,975
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	14,459	13,355
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	7,331	7,093
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037	20,000	19,564
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042[4]	19,500	19,153
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	18,292	18,134
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.97% 2035[4]	17,133	17,085
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	16,784	16,603
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	8,347	8,504
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,727	7,094
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	15,000	14,369
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	9,000	8,442
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	5,882
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-PO, principal only, 0% 2021	524	371
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.109% 2035[4]	10,000	9,622
Wells Fargo Mortgage-backed Securities Trust, Series 2006-2, Class 1-A-5, principal only, 0% 2036	3,726	2,742
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[5]	10,000	10,635
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	10,702	10,631
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.946% 2035[4]	10,298	10,158
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	10,567	10,155
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,949
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	9,117	8,789
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[4]	6,341	6,206
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 3.434% 2034[4]	2,471	2,443
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	5,595	5,669
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	2,724	2,737
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[5]	6,456	6,603
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,685
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	4,163	4,158
Residential Funding Mortgage Securities I, Inc., Series 2003-S20, Class II-A-1, 4.75% 2018	3,183	3,041
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.196% 2034[4,5]	2,000	2,103
TBW Mortgage-backed Trust, Series 2006-1, Class D-P, principal only, 0% 2036	1,201	752
TBW Mortgage-backed Trust, Series 2006-2, Class A-P, principal only, 0% 2036	591	379
TBW Mortgage-backed Trust, Series 2006-1, Class A-P, principal only, 0% 2036	592	367
TBW Mortgage-backed Trust, Series 2006-2, Class C-P, principal only, 0% 2036	131	94
CS First Boston Mortgage Acceptance Corp., Series 2005-11, Class A-P, principal only, 0% 2035	1,330	869
Citicorp Mortgage Securities Trust, Series 2006-1, Class A-PO2, principal only, 0% 2021	193	137
Citicorp Mortgage Securities Trust, Series 2006-1, Class A-PO1, principal only, 0% 2036	726	447
		4,426,543

FINANCIALS — 3.71%
USA Education, Inc. 5.625% 2007	40,000	39,996
SLM Corp., Series A, 3.625% 2008	10,000	9,694
SLM Corp., Series A, 4.00% 2009	10,000	9,668
SLM Corp., Series A, 4.75% 2009[4]	10,000	9,675
SLM Corp., Series A, 5.625% 2009[4]	20,000	20,028
SLM Corp., Series A, 4.50% 2010	51,000	49,069
SLM Corp., Series A, 5.45% 2011	20,000	19,847
SLM Corp., Series A, 5.375% 2014	10,000	9,705
International Lease Finance Corp., Series P, 3.125% 2007	5,000	4,908
ASIF Global Financing XXIII 3.90% 2008[5]	13,605	13,179
International Lease Finance Corp. 4.35% 2008	28,500	27,847
International Lease Finance Corp. 4.50% 2008	5,000	4,915
AIG SunAmerica Global Financing VII 5.85% 2008[5]	7,500	7,561
International Lease Finance Corp. 6.375% 2009	15,000	15,298
American International Group, Inc. 4.70% 2010[5]	5,000	4,859
International Lease Finance Corp. 5.00% 2010	6,560	6,416
International Lease Finance Corp., Series Q, 5.45% 2011	35,000	34,720
International Lease Finance Corp. 5.00% 2012	10,000	9,649
ASIF Global Financing XIX 4.90% 2013[5]	4,000	3,841
ILFC E-Capital Trust I 5.90% 2065[4,5]	6,000	5,942
ILFC E-Capital Trust II 6.25% 2065[4,5]	17,000	16,421
Washington Mutual, Inc. 7.50% 2006	26,500	26,517
Washington Mutual, Inc. 5.625% 2007	7,000	7,003
Washington Mutual, Inc. 5.55% 2010	10,000	10,045
Washington Mutual, Inc. 5.796% 2012[4]	10,000	10,027
Washington Mutual, Inc. 5.95% 2013	10,000	10,009
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[4,5]	59,700	58,110
Bank of America Corp. 5.25% 2007	20,000	19,971
MBNA Corp. 5.625% 2007	26,000	26,017
BankBoston NA 7.00% 2007	7,500	7,589
Bank of America Corp. 3.875% 2008	4,400	4,308
MBNA America Bank, National Assn. 5.375% 2008	15,500	15,487
BankAmerica Corp. 5.875% 2009	7,500	7,588
Bank of America Corp. 4.50% 2010	18,000	17,421
BankAmerica Corp. 7.125% 2011	1,750	1,870
Bank of America Corp. 4.875% 2012	2,000	1,933
Residential Capital Corp. 6.489% 2008[4]	13,750	13,877
Residential Capital Corp. 6.375% 2010	28,990	28,917
Residential Capital Corp. 6.00% 2011	2,000	1,964
General Motors Acceptance Corp. 6.875% 2011	17,000	16,478
General Motors Acceptance Corp. 7.25% 2011	30,000	29,437
General Motors Acceptance Corp. 7.00% 2012	5,000	4,845
Household Finance Corp. 5.75% 2007	11,000	11,016
Household Finance Corp. 4.125% 2008	6,000	5,828
Household Finance Corp. 6.40% 2008	60,000	60,994
HSBC Bank USA 4.625% 2014[5]	6,000	5,573
HSBC Finance Corp. 5.00% 2015	4,535	4,261
EOP Operating LP 7.75% 2007	45,000	46,150
EOP Operating LP 6.75% 2008	9,195	9,344
Spieker Properties, LP 6.75% 2008	3,500	3,540
Spieker Properties, LP 7.125% 2009	2,000	2,090
EOP Operating LP 4.65% 2010	19,500	18,663
EOP Operating LP 7.00% 2011	4,000	4,190
Bank One, National Assn. 5.50% 2007	20,000	19,994
J.P. Morgan Chase & Co. 3.50% 2009	10,000	9,544
J.P. Morgan Chase & Co. 4.50% 2010	20,000	19,180
J.P. Morgan Chase & Co. 6.75% 2011	20,000	20,959
Allstate Corp. 5.375% 2006	20,000	19,979
Allstate Financial Global Funding LLC 5.25% 2007[5]	15,000	14,984
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	15,000	14,639
Allstate Financing II 7.83% 2045	18,537	19,345
Ford Motor Credit Co. 7.20% 2007	5,000	4,987
Ford Motor Credit Co. 5.80% 2009	17,000	15,813
Ford Motor Credit Co. 7.875% 2010	36,000	33,898
Ford Motor Credit Co. 7.375% 2011	15,000	13,810
CIT Group Inc. 3.65% 2007	11,000	10,732
CIT Group Inc. 3.375% 2009	5,000	4,743
CIT Group Inc. 6.875% 2009	16,000	16,582
CIT Group Inc. 4.25% 2010	10,000	9,603
CIT Group Inc. 5.20% 2010	20,000	19,685
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[5]	10,000	9,721
Monumental Global Funding II, Series 2002-A, 5.20% 2007[5]	42,000	41,938
Monumental Global Funding II, Series 2004-E, 5.59% 2007[4,5]	2,000	2,003
Monumental Global Funding II, Series 2006-A, 5.567% 2009[4,5]	2,000	2,003
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,371
Developers Diversified Realty Corp. 4.625% 2010	19,750	18,943
Developers Diversified Realty Corp. 5.00% 2010	22,500	21,970
Prudential Financial, Inc. 4.104% 2006	15,000	14,946
PRICOA Global Funding I 5.338% 2007[4,5]	2,000	2,002
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[5]	4,500	4,340
Prudential Funding, LLC, Series B, 6.60% 2008[5]	12,412	12,642
Prudential Financial, Inc., Series D, 5.50% 2016	3,000	2,910
Prudential Holdings, LLC, Series C, 8.695% 2023[5,6]	15,000	18,054
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	19,500	19,146
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,891
American Express Credit Corp. 3.00% 2008	10,000	9,593
American Express Co. 4.75% 2009	15,000	14,751
American Express Credit Corp., Series B, 5.00% 2010	9,000	8,861
American Express Co. 6.80% 2066[4]	14,000	14,168
CNA Financial Corp. 6.75% 2006	2,500	2,507
CNA Financial Corp. 6.60% 2008	4,000	4,084
CNA Financial Corp. 5.85% 2014	42,000	40,259
iStar Financial, Inc., Series B, 4.875% 2009[1]	2,000	1,959
iStar Financial, Inc. 5.375% 2010[1]	25,675	25,263
iStar Financial, Inc., Series B, 5.125% 2011[1]	10,000	9,670
iStar Financial, Inc. 5.80% 2011[1]	7,600	7,553
Lincoln National Corp. 5.25% 2007	6,145	6,110
Lincoln National Corp. 7.00% 2066[4]	37,075	37,715
Plum Creek Timberlands, LP 5.875% 2015	43,750	42,319
Wells Fargo & Co. 5.125% 2007	27,500	27,446
Wells Fargo & Co. 4.125% 2008	15,000	14,691
Westfield Capital Corp. Ltd. and WT Finance Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	38,500	36,678
Westfield Capital Corp. Ltd. and WT Finance Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	5,000	4,744
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	42,500	40,394
XL Capital Ltd. 5.25% 2014	13,000	12,130
Mangrove Bay Pass Through Trust 6.102% 2033[4,5]	24,070	23,290
Twin Reefs Asset Trust (XLFA), Series B, 6.345% (undated)[4,5]	4,000	4,000
Capital One Financial Corp. 7.125% 2008	5,750	5,904
Capital One Bank 5.75% 2010	3,000	3,014
Capital One Financial Corp. 6.25% 2013	5,000	5,077
Capital One Bank 6.50% 2013	13,477	13,880
Capital One Financial Corp. 5.50% 2015	12,000	11,502
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	38,600	38,699
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[4,5]	34,404	33,797
HBOS PLC 5.375% (undated)[4,5]	7,850	7,532
HBOS PLC, Series B, 5.92% (undated)[4,5]	27,800	26,129
Liberty Mutual Group Inc. 5.75% 2014[5]	20,000	19,018
Liberty Mutual Group Inc. 6.50% 2035[5]	16,000	14,339
Commercial Credit Co. 6.625% 2006	1,975	1,981
Citigroup Inc. 4.125% 2010	11,000	10,544
Citigroup Inc. 4.625% 2010	10,000	9,722
Citigroup Inc. 5.125% 2014	10,000	9,652
Simon Property Group, LP 6.375% 2007	5,000	5,022
Simon Property Group, LP 5.375% 2008	2,000	1,991
Simon Property Group, LP 3.75% 2009	3,000	2,872
Simon Property Group, LP 4.875% 2010	5,000	4,877
Simon Property Group, LP 4.875% 2010	2,500	2,441
Simon Property Group, LP 5.375% 2011	2,000	1,974
Simon Property Group, LP 5.75% 2012	12,650	12,605
UniCredito Italiano Capital Trust II 9.20% (undated)[5]	28,000	31,280
Hospitality Properties Trust 7.00% 2008	5,500	5,603
Hospitality Properties Trust 6.75% 2013	18,925	19,601
Hospitality Properties Trust 5.125% 2015	3,000	2,787
Hospitality Properties Trust 6.30% 2016	1,150	1,152
Nationwide Life Insurance Co. 5.35% 2007[5]	27,500	27,479
Price REIT, Inc. 7.50% 2006	4,900	4,919
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,864
Kimco Realty Corp. 6.00% 2012	2,000	2,031
Kimco Realty Corp., Series C, 5.783% 2016	15,450	15,159
PNC Funding Corp. 5.75% 2006	7,500	7,500
PNC Funding Corp. 4.20% 2008	10,000	9,792
PNC Funding Corp. 5.125% 2010	9,000	8,860
ProLogis 5.25% 2010	22,000	21,600
ProLogis 5.50% 2013	4,350	4,282
Lazard Group LLC 7.125% 2015	25,000	25,552
Marsh & McLennan Companies, Inc. 5.75% 2015	25,500	24,460
Resona Bank, Ltd. 5.85% (undated)[4,5]	25,000	23,820
ERP Operating LP 4.75% 2009	6,360	6,229
ERP Operating LP 6.95% 2011	8,200	8,625
ERP Operating LP 6.625% 2012	8,000	8,364
Willis North America Inc. 5.125% 2010	20,950	20,382
Willis North America Inc. 5.625% 2015	3,000	2,811
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[5]	20,000	19,377
MetLife, Inc. 5.00% 2015	2,500	2,352
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated)[4]	22,555	21,386
ACE INA Holdings Inc. 5.875% 2014	5,000	4,916
ACE Capital Trust II 9.70% 2030	12,210	15,527
ING Security Life Institutional Funding 2.70% 2007[5]	15,000	14,743
ING Security Life Institutional Funding 5.697% 2010[4,5]	4,000	4,009
Skandinaviska Enskilda Banken AB 4.958% (undated)[4,5]	20,120	18,247
Rouse Co. 3.625% 2009	5,000	4,677
Rouse Co. 7.20% 2012	9,446	9,544
Rouse Co. 5.375% 2013	4,000	3,676
Genworth Financial, Inc. 4.75% 2009	13,795	13,557
Genworth Global Funding Trust, Series 2005-A, 5.489% 2010[4]	3,000	3,010
CIT Group Inc. 5.60% 2011	15,000	14,961
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	14,370
Principal Life Global Funding I 4.40% 2010[5]	10,000	9,550
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	4,000	3,951
Brandywine Operating Partnership, LP 5.75% 2012	13,000	12,883
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	13,000	12,728
Zions Bancorporation 6.00% 2015	11,585	11,621
Hartford Financial Services Group, Inc. 5.55% 2008	11,585	11,597
Bank of Ireland 6.107% (undated)[4,5]	12,000	11,437
Santander Issuances, SA Unipersonal 5.774% 2016[4,5]	7,600	7,610
Abbey National PLC 6.70% (undated)[4]	2,412	2,453
Union Bank of California, NA 5.95% 2016	10,000	10,063
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,637
National Westminster Bank PLC 7.375% 2009	3,000	3,166
National Westminster Bank PLC 7.75% (undated)[4]	4,588	4,694
Signet Bank 7.80% 2006	7,760	7,780
St. Paul Travelers Companies, Inc. 6.25% 2016	7,500	7,567
Boston Properties LP 6.25% 2013	6,500	6,640
ZFS Finance Trust I 6.15% 2065[4,5]	6,070	5,900
Federal Realty Investment Trust 6.125% 2007	4,500	4,516
Federal Realty Investment Trust 8.75% 2009	1,000	1,091
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	5,000	4,911
New York Life Global Funding 4.625% 2010[5]	5,000	4,849
Deutsche Bank Financial LLC 5.375% 2015	4,000	3,879
Independence Community Bank 3.75% 2014[4]	4,000	3,809
Assurant, Inc. 5.625% 2014	3,000	2,922
Société Générale 5.75% 2016[5]	2,500	2,494
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[5]	2,000	2,002
Downey Financial Corp. 6.50% 2014	1,900	1,888
		2,551,556

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 2.87%
U.S. Treasury 6.50% 2006	$45,000	$45,113
U.S. Treasury 6.125% 2007	100,000	101,000
U.S. Treasury Principal Strip 0% 2009	7,500	6,472
U.S. Treasury 3.625% 2009	110,000	106,141
U.S. Treasury 6.00% 2009	100,000	102,977
U.S. Treasury 5.75% 2010	100,000	103,109
U.S. Treasury 6.50% 2010	35,000	36,775
U.S. Treasury 10.375% 2012	25,000	26,664
U.S. Treasury 3.625% 2013	20,000	18,509
U.S. Treasury 12.00% 2013	64,000	72,750
U.S. Treasury 11.75% 2014	95,000	114,460
U.S. Treasury 12.50% 2014	40,000	48,488
U.S. Treasury 13.25% 2014	60,000	72,844
U.S. Treasury Principal Strip 0% 2015	5,000	3,188
U.S. Treasury 9.25% 2016	50,000	65,961
U.S. Treasury Principal Strip 0% 2018	11,460	6,279
U.S. Treasury 6.50% 2026	34,250	39,922
U.S. Treasury Principal Strip 0% 2029	14,200	4,499
U.S. Treasury 5.375% 2031	104,000	107,591
Freddie Mac 4.625% 2008	20,000	19,805
Freddie Mac 5.125% 2008	75,000	74,826
Freddie Mac 5.75% 2009	75,000	75,953
Freddie Mac 6.625% 2009	75,000	77,931
Freddie Mac 4.125% 2010	35,000	33,607
Freddie Mac 5.50% 2011	50,000	50,498
Freddie Mac 5.875% 2011	100,000	101,747
Fannie Mae 6.34% 2007	20,000	20,210
Fannie Mae 7.125% 2007	50,000	50,488
Fannie Mae 7.125% 2010	40,000	42,582
Fannie Mae 5.25% 2012	100,000	98,496
Federal Home Loan Bank 3.375% 2007	93,295	91,131
Federal Home Loan Bank 5.625% 2016	49,375	49,261
Federal Agricultural Mortgage Corp. 4.25% 2008	45,000	44,092
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	55,000	53,839
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	10,000	10,037
		1,977,245

ASSET-BACKED OBLIGATIONS[6]— 1.69%
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[5]	1,120	1,101
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[5]	1,866	1,848
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[5]	655	647
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[5]	3,622	3,558
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[5]	10,000	9,831
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	15,946	15,657
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[5]	19,222	18,913
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[5]	12,000	11,748
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[5]	12,500	12,276
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[5]	20,000	19,883
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2016[5]	12,000	12,064
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[5]	18,241	18,068
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[5]	14,000	13,810
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	18,750	18,303
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[5]	30,000	29,831
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	11,765	11,515
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	28,800	28,464
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	19,772
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	31,886	31,417
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	14,000	13,837
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	12,625	12,552
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	16,749	16,603
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	15,953	15,802
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011	5,275	5,134
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	20,156
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	15,417
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	27,500	26,331
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035	5,790	5,670
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036	5,000	4,925
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[5]	50,000	49,131
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[5]	48,860	47,274
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 5.448% 2011[4]	17,000	16,984
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.508% 2013[4]	29,000	28,973
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[5]	3,240	3,198
Drivetime Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 3.799% 2008[5]	5,443	5,424
Drivetime Auto Owner Trust, Series 2004-B, Class A-3, MBIA insured, 3.475% 2009[5]	12,525	12,384
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[5]	18,579	18,350
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 7.437% 2007[4,5]	35,000	35,569
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	33,475	32,639
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[5]	7,734	7,632
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[5]	25,000	24,965
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[5]	31,488	31,050
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[5]	2,047	2,001
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[5]	17,341	17,130
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[5]	11,060	10,967
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	8,500	8,288
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	22,000	21,544
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[5]	15,000	14,441
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[5]	15,000	14,713
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034	25,647	25,422
New Century Home Equity Loan Trust, Series 2005-A, Class A-1A, 5.505% 2035[4]	11	11
Residential Asset Securities Corp. Trust, Series 2004-KS10, Class A-I-2, 5.705% 2029[4]	11,663	11,703
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.615% 2035[4]	11,779	11,801
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	6,322	6,375
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	16,190	16,685
CWABS, Inc., Series 2004-10, Class 2-AV-2, 5.735% 2033[4]	7,385	7,389
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	15,000	14,533
Home Equity Asset Trust, Series 2004-7, Class M-2, 6.045% 2035[4]	20,000	20,210
Providian Master Note Trust, Series 2005-A1A, Class A, 5.429% 2012[4,5]	20,000	20,022
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.885% 2034[4]	18,235	18,275
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	15,850
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 6.369% 2013[4]	15,000	15,145
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[5]	15,150	14,881
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2035[5]	15,000	14,790
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[5]	15,000	14,655
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,402
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.705% 2034[4]	12,284	12,300
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	8,193	8,514
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	3,323
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[5]	11,573	11,347
PSE&G Transition Funding II LLC, Series 2005-1, Class A-3, 4.49% 2015	10,250	9,670
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.785% 2034[4]	5,417	5,464
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.985% 2034[4]	3,610	3,623
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[4]	8,653	8,294
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A-3, 3.06% 2008	7,911	7,887
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	7,165	7,090
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.669% 2019[4,5]	6,471	6,471
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	6,184	6,184
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	5,546
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.969% 2013[4]	5,000	5,092
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	2,478	2,384
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[4]	1,268	1,264
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	911	899
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	722	718
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	146	146
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 5.805% 2033[4]	853	853
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[5]	46	46
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[5]	552	542
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[5,7]	5,000	137
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004[4,5,7]	3,000	83
		1,165,816

CONSUMER DISCRETIONARY — 1.20%
Viacom Inc. 5.625% 2007	25,000	25,005
Viacom Inc. 5.75% 2011[5]	10,500	10,315
Viacom Inc. 6.25% 2016[5]	38,705	37,592
Viacom Inc. 6.875% 2036[5]	10,000	9,620
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,607
Comcast Corp. 5.45% 2010	9,500	9,420
Tele-Communications, Inc. 7.875% 2013	10,000	10,871
Comcast Corp. 5.85% 2015	36,000	35,082
Harrah’s Operating Co., Inc. 7.125% 2007	6,000	6,060
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	4,248
Harrah’s Operating Co., Inc. 5.625% 2015	18,600	17,382
Harrah’s Operating Co., Inc. 6.50% 2016	39,000	38,455
Clear Channel Communications, Inc. 6.00% 2006	7,000	7,003
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,338
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	35,454
Clear Channel Communications, Inc. 7.65% 2010	3,660	3,817
J.C. Penney Co., Inc. 8.00% 2010	27,750	29,701
J.C. Penney Co., Inc. 9.00% 2012	20,000	23,109
Pulte Homes, Inc. 4.875% 2009	15,000	14,544
Pulte Homes, Inc. 7.875% 2011	14,000	14,880
Pulte Homes, Inc. 8.125% 2011	7,500	7,972
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,292
DaimlerChrysler North America Holding Corp. 4.75% 2008	6,520	6,428
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,115
DaimlerChrysler North America Holding Corp. 8.00% 2010	17,500	18,716
Centex Corp. 4.55% 2010	2,000	1,889
Centex Corp. 7.875% 2011	2,000	2,132
Centex Corp. 5.70% 2014	10,000	9,498
Centex Corp. 5.25% 2015	12,000	10,921
Centex Corp. 6.50% 2016	10,000	9,854
Kohl’s Corp. 6.30% 2011	27,690	28,445
Kohl’s Corp. 7.375% 2011	2,800	2,992
Marriott International, Inc., Series F, 4.625% 2012	7,000	6,555
Marriott International, Inc., Series G, 5.81% 2015	21,323	20,719
AOL Time Warner Inc. 6.15% 2007	5,000	5,023
Time Warner Inc. 8.18% 2007	10,000	10,257
Time Warner Companies, Inc. 9.125% 2013	10,000	11,453
Toll Brothers, Inc. 6.875% 2012	4,000	3,958
Toll Brothers, Inc. 5.15% 2015	22,500	19,606
Cox Communications, Inc. 7.75% 2006	22,351	22,363
Omnicom Group Inc. 5.90% 2016	22,500	22,066
Carnival Corp. 3.75% 2007	6,000	5,864
Carnival Corp. 6.15% 2008	15,725	15,845
Target Corp. 7.50% 2010	20,000	21,531
News America Inc. 5.30% 2014	20,000	19,217
Royal Caribbean Cruises Ltd. 7.00% 2013	18,000	18,066
Hyatt Equities, LLC 6.875% 2007[5]	17,040	17,157
MDC Holdings, Inc. 7.00% 2012	2,000	2,014
MDC Holdings, Inc. 5.375% 2014	15,000	13,331
D.R. Horton, Inc. 6.00% 2011	15,000	14,678
Thomson Corp. 6.20% 2012	14,000	14,260
Univision Communications Inc. 2.875% 2006	13,000	12,912
Ryland Group, Inc. 5.375% 2012	12,000	11,066
Ryland Group, Inc. 5.375% 2015	2,000	1,770
Lowe’s Companies, Inc., Series B, 6.70% 2007	5,455	5,514
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,983
Liberty Media Corp. 8.25% 2030	10,000	9,867
May Department Stores Co. 5.75% 2014	3,785	3,723
Federated Department Stores, Inc. 7.45% 2017	5,412	5,901
Gap, Inc. 9.55% 2008[4]	8,250	8,896
News America Holdings Inc. 9.25% 2013	5,200	6,118
News America Holdings Inc. 8.00% 2016	2,000	2,265
NVR, Inc. 5.00% 2010	8,000	7,682
Walt Disney Co., Series B, 5.375% 2007	5,000	4,996
Hilton Hotels Corp. 7.625% 2008	4,000	4,111
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	1,500	1,517
Delphi Automotive Systems Corp. 6.50% 2009[7]	1,200	990
		825,031

TELECOMMUNICATION SERVICES — 1.07%
Sprint Capital Corp. 6.00% 2007	15,000	15,029
US Unwired Inc., Series B, 10.00% 2012	33,305	36,802
Nextel Communications, Inc., Series E, 6.875% 2013	46,970	47,541
Nextel Communications, Inc., Series D, 7.375% 2015	49,670	50,938
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	108,200	108,186
AT&T Wireless Services, Inc. 7.50% 2007	33,575	34,039
AT&T Wireless Services, Inc. 7.875% 2011	61,700	67,005
Telecom Italia Capital SA 4.00% 2010	9,800	9,231
Telecom Italia Capital SA 4.875% 2010	30,000	28,876
Telecom Italia Capital SA, Series B, 5.25% 2013	39,500	37,072
Telecom Italia Capital SA 4.95% 2014	19,900	18,129
SBC Communications Inc. 4.125% 2009	10,000	9,589
SBC Communications Inc. 6.25% 2011	35,000	35,724
SBC Communications Inc. 5.875% 2012	27,000	26,951
Koninklijke KPN NV 8.00% 2010	33,750	36,043
Koninklijke KPN NV 8.375% 2030	4,600	5,015
PCCW-HKT Capital Ltd. 8.00% 2011	1,800	1,949
PCCW-HKT Capital Ltd. 8.00% 2011[4,5]	22,450	24,312
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	9,900	9,032
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,109
Telefónica Emisiones, SAU 7.045% 2036	14,500	14,941
Singapore Telecommunications Ltd. 6.375% 2011[5]	17,925	18,442
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,108
British Telecommunications PLC 8.375% 2010[4]	4,200	4,654
British Telecommunications PLC 8.875% 2030	11,400	14,411
AT&T Inc. 6.80% 2036	15,000	15,142
Deutsche Telekom International Finance BV 8.00% 2010[4]	5,100	5,508
Deutsche Telekom International Finance BV 8.25% 2030[4]	6,000	7,039
ALLTEL Corp. 4.656% 2007	12,575	12,529
Telecom Italia Capital SA 6.20% 2011	10,000	10,084
		734,430

UTILITIES — 0.73%
Dominion Resources, Inc., Series A, 3.66% 2006	6,000	5,967
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	6,000	5,992
Dominion Resources, Inc., Series B, 4.125% 2008	10,000	9,790
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	18,561	18,260
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	35,000	37,814
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[4]	4,250	4,193
American Electric Power Co., Inc. 4.709% 2007[4]	12,500	12,387
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,554
Ohio Power Co., Series J, 5.30% 2010	18,000	17,762
Appalachian Power Co., Series M, 5.55% 2011	10,000	9,926
Appalachian Power Co., Series I, 4.95% 2015	15,000	13,903
Indiana Michigan Power Co. 5.65% 2015	11,000	10,724
Scottish Power PLC 4.91% 2010	30,000	29,212
Scottish Power PLC 5.375% 2015	20,000	19,175
Commonwealth Edison Co., Series 99, 3.70% 2008	2,750	2,669
Exelon Corp. 4.45% 2010	15,000	14,391
Exelon Corp. 6.75% 2011	2,000	2,079
Exelon Generation Co., LLC 6.95% 2011	21,600	22,655
Exelon Corp. 4.90% 2015	5,000	4,615
Ameren Corp. 4.263% 2007	2,500	2,475
Cilcorp Inc. 8.70% 2009	17,025	18,446
AmerenEnergy Generating Co., Series D, 8.35% 2010	5,000	5,457
Union Electric Co. 4.65% 2013	4,250	3,968
Cilcorp Inc. 9.375% 2029	5,000	6,417
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,135
Constellation Energy Group, Inc. 7.00% 2012	15,000	15,759
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,455
NiSource Finance Corp. 6.15% 2013	3,000	3,021
NiSource Finance Corp. 5.40% 2014	24,500	23,356
PSEG Power LLC 3.75% 2009	10,000	9,543
PSEG Power LLC 7.75% 2011	15,000	16,153
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	19,659
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,182
National Grid PLC 6.30% 2016	23,225	23,423
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	10,000	9,738
Duke Capital Corp. 7.50% 2009	10,000	10,554
Duke Capital LLC 5.668% 2014	2,000	1,934
Alabama Power Co., Series Y, 2.80% 2006	5,000	4,957
Alabama Power Co., Series X, 3.125% 2008	1,800	1,731
Alabama Power Co., Series R, 4.70% 2010	1,750	1,696
Southern Power Co., Series B, 6.25% 2012	6,000	6,100
Alabama Power Co., Series Q, 5.50% 2017	4,000	3,894
Oncor Electric Delivery Co. 6.375% 2012	13,725	13,988
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	5,000	4,747
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,766
Equitable Resources, Inc. 5.15% 2012	2,500	2,433
Equitable Resources, Inc. 5.15% 2018	3,125	2,922
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,262
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	4,786
MidAmerican Energy Co. 5.125% 2013	1,500	1,453
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	945
		501,423

HEALTH CARE — 0.68%
Cardinal Health, Inc. 6.25% 2008	13,155	13,298
Cardinal Health, Inc. 6.75% 2011	100,250	103,815
Cardinal Health, Inc. 5.85% 2017	10,000	9,665
Humana Inc. 7.25% 2006	12,850	12,850
Humana Inc. 6.45% 2016	40,875	41,151
Humana Inc. 6.30% 2018	16,335	15,979
WellPoint, Inc. 5.00% 2011	37,000	36,128
WellPoint, Inc. 5.85% 2036	20,000	18,562
Hospira, Inc. 4.95% 2009	48,950	48,096
Hospira, Inc. 5.90% 2014	3,000	2,974
Wyeth 4.375% 2008[4]	45,250	44,502
UnitedHealth Group Inc. 3.30% 2008	7,500	7,255
UnitedHealth Group Inc. 4.125% 2009	25,165	24,217
UnitedHealth Group Inc. 5.25% 2011	1,585	1,563
UnitedHealth Group Inc. 5.375% 2016	5,250	5,051
Universal Health Services, Inc. 7.125% 2016	22,820	23,404
Boston Scientific Corp. 6.00% 2011	21,360	21,256
Aetna Inc. 5.75% 2011	12,500	12,542
Schering-Plough Corp. 5.55% 2013[4]	10,000	9,814
Amgen Inc. 4.00% 2009	10,000	9,584
Columbia/HCA Healthcare Corp. 7.25% 2008	5,000	5,037
		466,743

INDUSTRIALS — 0.63%
General Electric Capital Corp., Series A, 5.00% 2007	47,500	47,326
General Electric Capital Corp. 4.25% 2008	10,000	9,841
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	27,464	27,561
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	5,499	5,573
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	11,159	11,214
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	6,235	6,582
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,6]	44,586	45,941
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	10,000	10,473
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	32,450	34,093
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[6]	39,770	40,581
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[6]	3,870	3,973
Caterpillar Financial Services Corp., Series F, 5.57% 2008[4]	3,500	3,506
Caterpillar Inc. 4.50% 2009	17,785	17,364
Caterpillar Financial Services Corp. 4.30% 2010	14,300	13,727
Caterpillar Inc. 5.30% 2035	500	458
Tyco International Group SA 6.125% 2008	13,000	13,126
Tyco International Group SA 6.125% 2009	7,000	7,080
Tyco International Group SA 6.375% 2011	3,200	3,304
Tyco International Group SA 6.00% 2013	9,650	9,719
Waste Management, Inc. 6.50% 2008	6,180	6,293
Waste Management, Inc. 7.375% 2010	20,000	21,229
Waste Management, Inc. 5.00% 2014	890	841
Cendant Corp. 6.875% 2006	17,588	17,593
Bombardier Inc. 6.30% 2014[5]	19,000	16,720
Raytheon Co. 4.85% 2011	16,000	15,555
Hutchison Whampoa International Ltd. 6.50% 2013[5]	11,800	12,122
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[6]	8,500	8,511
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[6]	1,400	1,401
John Deere Capital Corp. 3.90% 2008	3,000	2,936
John Deere Capital Corp. 4.875% 2009	6,000	5,920
American Standard Inc. 7.625% 2010	7,000	7,354
Northrop Grumman Systems Corp. 7.125% 2011	5,000	5,304
		433,221

ENERGY — 0.53%
Devon Financing Corp., ULC 6.875% 2011	75,500	79,398
Apache Corp. 6.25% 2012	55,000	56,914
Enterprise Products Operating LP 4.95% 2010	18,000	17,415
Enterprise Products Operating LP 7.50% 2011	5,000	5,285
Enterprise Products Partners LP 5.60% 2014	15,100	14,518
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,745
Enterprise Products Operating LP 6.875% 2033	10,000	9,975
Energy Transfer Partners, LP 5.65% 2012	9,385	9,164
Energy Transfer Partners, LP 5.95% 2015	30,615	29,987
Williams Companies, Inc. 7.125% 2011	10,000	10,125
Williams Companies, Inc. 8.125% 2012	16,300	17,156
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	8,910
Pemex Finance Ltd. 8.875% 2010[6]	12,427	13,261
Pemex Project Funding Master Trust 5.75% 2015[5]	21,000	20,033
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5,6]	5,866	5,650
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	924	890
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,6]	27,650	26,166
Sunoco, Inc. 6.75% 2011	7,500	7,828
Sunoco, Inc. 4.875% 2014	9,250	8,591
XTO Energy Inc. 5.65% 2016	15,000	14,517
Kinder Morgan Energy Partners LP 5.00% 2013	2,190	2,042
Kinder Morgan Energy Partners LP 5.125% 2014	7,810	7,274
		366,844

MATERIALS — 0.48%
Norske Skogindustrier ASA 7.625% 2011[5]	58,490	59,634
International Paper Co. 4.00% 2010	10,915	10,339
International Paper Co. 6.75% 2011	10,000	10,477
International Paper Co. 5.85% 2012	21,585	21,639
International Paper Co. 5.50% 2014	15,495	14,965
UPM-Kymmene Corp. 5.625% 2014[5]	36,000	34,409
Stora Enso Oyj 6.404% 2016[5]	34,000	33,778
Lafarge 6.15% 2011	25,000	25,187
Dow Chemical Co. 5.00% 2007	10,500	10,409
Dow Chemical Co. 5.75% 2008	10,500	10,575
Dow Chemical Co. 6.00% 2012	4,000	4,076
Cytec Industries Inc. 6.00% 2015	19,690	18,997
Lafarge 6.50% 2016	17,060	17,166
Packaging Corp. of America 4.375% 2008	14,000	13,669
Weyerhaeuser Co. 6.75% 2012	11,330	11,699
Teck Cominco Ltd. 5.375% 2015	11,000	10,354
Alcan Inc. 6.45% 2011	1,000	1,030
Alcan Inc. 5.20% 2014	8,000	7,658
Praxair, Inc. 2.75% 2008	6,350	6,051
Arbermarle Corp. 5.10% 2015	6,000	5,575
ICI Wilmington, Inc. 4.375% 2008	4,000	3,883
ICI Wilmington, Inc. 5.625% 2013	500	484
		332,054

CONSUMER STAPLES — 0.17%
Wal-Mart Stores, Inc. 8.00% 2006	9,500	9,525
Wal-Mart Stores, Inc. 6.875% 2009	13,650	14,219
Wal-Mart Stores, Inc. 4.125% 2010	7,500	7,174
Tyson Foods, Inc. 6.60% 2016	20,000	19,769
Diageo Capital PLC 4.375% 2010	12,000	11,518
Diageo Finance BV 5.30% 2015	2,300	2,207
CVS Corp. 4.00% 2009	10,000	9,546
CVS Corp. 6.117% 2013[5,6]	3,128	3,132
H.J. Heinz Co. 6.428% 2020[5]	12,000	12,209
Kraft Foods Inc. 4.625% 2006	1,000	997
Nabisco, Inc. 7.05% 2007	1,000	1,008
Kraft Foods Inc. 6.25% 2012	1,855	1,897
Nabisco, Inc. 7.55% 2015	6,645	7,410
Kraft Foods Inc. 6.50% 2031	500	511
Molson Coors Capital Finance ULC 4.85% 2010	7,500	7,285
Kellogg Co. 6.60% 2011	5,250	5,465
Kellogg Co. 7.45% 2031	500	578
Cadbury Schweppes US Finance LLC 5.125% 2013[5]	5,500	5,236
		119,686

NON-U.S. GOVERNMENT BONDS & NOTES — 0.16%
Russian Federation 5.00%/7.50% 2030[8]	62,600	68,272
United Mexican States Government Global 5.625% 2017	35,000	33,687
Corporación Andina de Fomento 6.875% 2012	10,000	10,490
		112,449

INFORMATION TECHNOLOGY — 0.16%
Electronic Data Systems Corp., Series B, 6.50% 2013[4]	54,980	54,599
Sabre Holdings Corp. 6.35% 2016	22,650	21,668
Motorola, Inc. 4.608% 2007	12,500	12,367
Motorola, Inc. 7.625% 2010	1,590	1,715
Cisco Systems, Inc. 5.25% 2011	14,000	13,857
Jabil Circuit, Inc. 5.875% 2010	7,500	7,497
		111,703

MUNICIPALS — 0.08%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033	15,580	17,038
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,990	14,875
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	9,842	9,666
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	6,020	6,195
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	5,211	5,196
		52,970

Total bonds & notes (cost: $14,399,283,000)		14,177,714

	Principal amount	Market value
Short-term securities — 10.94%	(000)	(000)

Federal Home Loan Bank 4.93%-5.285% due 8/2-10/25/2006	$1,028,925	$1,023,884
Freddie Mac 4.935%-5.235% due 8/8-11/21/2006	678,600	675,429
Wells Fargo Bank, N.A. 5.20%-5.40% due 8/1-9/20/2006	285,000	285,000
Wells Fargo Bank, N.A. 5.40% due 9/22/2006[9]	65,000	65,000
Variable Funding Capital Corp. 5.25%-5.36% due 8/3-10/24/2006[5]	349,800	347,535
CAFCO, LLC 5.18%-5.37% due 8/17-10/17/2006[5]	225,000	223,399
Ciesco LLC 5.32% due 9/6/2006[5]	50,000	49,737
CAFCO, LLC 9.37% due 9/27/2006[5,9]	50,000	49,585
Citigroup Funding Inc. 5.37% due 10/13/2006	25,000	24,728
Wal-Mart Stores Inc. 5.02%-5.27% due 8/8-9/26/2006[5]	348,800	347,441
Bank of America Corp. 5.10%-5.354% due 8/18-9/28/2006	348,100	346,413
Edison Asset Securitization LLC 5.05%-5.37% due 8/1-10/16/2006[5]	268,400	266,922
General Electric Capital Corp. 5.34%-5.35% due 10/25/2006	55,000	54,302
General Electric Capital Services, Inc. 5.15% due 8/21/2006	25,000	24,924
International Lease Finance Corp. 5.075%-5.33% due 8/1-10/3/2006	327,800	326,142
AIG Funding, Inc. 5.145% due 8/23/2006	20,000	19,936
Clipper Receivables Co., LLC 5.24%-5.38% due 8/7-10/23/2006[5]	276,500	274,493
State Street Corp. 5.25% due 8/10/2006	52,400	52,323
Park Avenue Receivables Co., LLC 5.21%-5.33% due 8/3-9/6/2006[5]	190,000	189,252
Preferred Receivables Funding Corp. 5.28%-5.34% due 8/4-9/20/2006[5]	135,476	134,924
Three Pillars Funding, LLC 5.28%-5.40% due 8/1-10/20/2006[5]	187,864	186,404
SunTrust Banks Inc. due 5.25% due 9/18/2006	50,000	49,987
HSBC Finance Corp. 5.04%-5.35% due 8/4-10/25/2006	275,000	273,128
U.S. Treasury Bills 4.67%-4.935% due 8/3-10/19/2006	223,600	222,423
Gannett Co. 5.24% due 8/14-9/13/2006[5]	205,800	204,997
International Bank for Reconstruction and Development 5.15%-5.19% due 8/21-9/20/2006	150,000	149,325
International Bank for Reconstruction and Development 5.19% due 9/21/2006[9]	50,000	49,614
UnionBanCal Commercial Funding Corp. 5.01%-5.40% due 8/1-9/25/2006	164,100	164,092
Abbott Laboratories 5.22%-5.26% due 8/1-9/12/2006[5]	127,400	126,934
General Dynamics Corp. 5.10%-5.17% due 8/8-9/12/2006[5]	125,700	125,369
Caterpillar Financial Services Corp. 5.21%-5.29% due 8/14-9/11/2006	121,849	121,406
NetJets Inc. 5.10%-5.26% due 8/7-9/19/2006[5]	100,000	99,572
Tennessee Valley Authority 5.16% due 9/14/2006	100,100	99,397
American Express Credit Corp. 5.29%-5.31% due 9/13-10/5/2006	100,000	99,237
Coca-Cola Co. 5.30% due 10/2/2006	50,000	49,537
Atlantic Industries 5.22%-5.29% due 8/15-9/28/2006[5]	42,705	42,462
Federal Farm Credit Banks 5.01%-5.22% due 8/7-9/25/2006	90,000	89,613
IBM Capital Inc. 5.13%-5.14% due 9/8-9/11/2006[5]	78,500	78,040
Hershey Co. 5.22%-5.24% due 8/23-9/22/2006[5]	74,500	74,144
Concentrate Manufacturing Co. of Ireland 5.22% due 8/10/2006[5]	61,500	61,411
Kimberly-Clark Worldwide Inc. 5.22%-5.26% due 8/2-9/6/2006[5]	50,000	49,858
FCAR Owner Trust I 5.20%-5.35% due 8/15-9/7/2006	50,000	49,805
BellSouth Corp. 5.30%-5.32% due 9/1-9/21/2006[5]	50,000	49,690
Fannie Mae 5.29% due 10/18/2006	50,000	49,432
Private Export Funding Corp. 5.32% due 10/26/2006[5]	40,000	39,484
Scripps (E.W.) Co. 5.05% due 8/15/2006[5]	36,000	35,922
Colgate-Palmolive Co. 5.22% due 8/2/2006[5]	25,000	24,993
3M Co. 5.16% due 8/22/2006	25,000	24,920
Medtronic Inc. 5.30% due 9/26/2006[5]	25,000	24,790
Anheuser-Busch Companies, Inc. 5.09% due 8/11/2006[5]	20,000	19,969
Harvard University 5.07% due 8/14/2006	15,000	14,969
Wm. Wrigley Jr. Co. 5.02% due 8/21/2006[5]	5,000	4,985

Total short-term securities (cost: $7,537,275,000)		7,537,278

Total investment securities (cost: $58,603,822,000)		$69,140,596
Other assets less liabilities		(232,640)

Net assets		$68,907,956

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
2 Security did not produce income during the last 12 months.
3 Valued under fair value procedures adopted by authority of the board of directors.
4 Coupon rate may change periodically.
5 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,115,612,000, which represented 7.42% of the net assets of the fund.
6 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
7 Scheduled interest and/or principal payment was not received.
8 Step bond; coupon rate will increase at a later date.
9 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended July 31, 2006, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 7/31/06 (000)

UST Inc.	6,575,000	1,603,000	—	8,178,000	$12,684	$413,398
iStar Financial, Inc.	7,065,500	—	—	7,065,500	8,818	280,924
iStar Financial, Inc. 5.375% 2010	$25,675,000	—	—	$25,675,000	1,045	25,263
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable preferred	400,000	—	—	400,000	585	10,004
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	—	—	$10,000,000	375	9,670
iStar Financial, Inc. 5.80% 2011	—	$7,600,000	—	$7,600,000	278	7,553
iStar Financial, Inc., Series B, 4.875% 2009	$2,000,000	—	—	$2,000,000	74	1,959
Macquarie Airports	64,001,621	43,361,484	—	107,363,105	10,609	253,134
SBM Offshore NV	2,083,797	6,251,391	—	8,335,188	5,180	229,698
GS Engineering & Construction Co. Ltd.	2,550,000	—	—	2,550,000	2,943	170,944
Arthur J. Gallagher & Co.	5,069,200	—	—	5,069,200	4,461	137,730
CapitaMall Trust Management Ltd.	89,200,470	246,000	—	89,446,470	3,718	125,798
SP AusNet	—	107,253,698	—	107,253,698	2,340	105,912
Taiwan Fertilizer Co., Ltd.	49,000,000	14,700,000	—	63,700,000	—	102,274
Ascendas Real Estate Investment Trust	70,189,600	1,953,000	—	72,142,600	3,522	88,664
Fisher & Paykel Healthcare Corp. Ltd.	33,061,000	—	—	33,061,000	2,685	87,804
CapitaCommercial Trust Management Ltd.	58,257,000	—	—	58,257,000	1,148	69,753
Suntec Real Estate Investment Trust	64,221,000	19,823,000	—	84,044,000	2,208	66,554
PaperlinX Ltd.	28,987,000	—	6,440,000	22,547,000	993	59,373
Sydney Roads Group	—	60,682,071	—	60,682,071	—	47,845
Macquarie International Infrastructure
Fund Ltd.	52,959,000	30,932,000	721,000	83,170,000	1,583	47,684
Fortune Real Estate Investment Trust	51,199,500	1,063,000	—	52,262,500	1,137	40,694
Mapletree Logistics Trust	35,510,000	17,221,000	—	52,731,000	673	29,731
Fong’s Industries Co. Ltd.	36,590,000	—	—	36,590,000	566	22,934
Allco Commercial REIT	—	32,100,000	—	32,100,000	—	17,489
Transurban Group*	16,230,502	—	9,973,950	6,256,552	2,730	—

					$70,355	$2,452,786

*Unaffiliated issuer at 7/31/2006.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,163,992
Gross unrealized depreciation on investment securities	(904,332)
Net unrealized appreciation on investment securities	10,259,660
Cost of investment securities for federal income tax purposes	58,880,936

MFGEFP-912-0906-S6854

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and PEO

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and PEO

Date: September 28, 2006

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and PFO

Date: September 28, 2006